PW ASPEN FUND, L.L.C.
                              Financial Statements
                      with Report of Independent Auditors


                         Period from November 22, 1999
                          (commencement of operations)
                           through December 31, 1999

                             PW ASPEN FUND, L.L.C.
                              Financial Statements
                      with Report of Independent Auditors


                         Period from November 22, 1999
                          (commencement of operations)
                           through December 31, 1999





                                    Contents


        Report of Independent Auditors ............................ 1

        Statement of Assets, Liabilities and Members' Capital ..... 2

        Statement of Operations ................................... 3

        Statement of Changes in Members' Capital - Net Assets ..... 4

        Schedule of Portfolio Investments ......................... 5

        Notes to Financial Statements .............................11

                         Report of Independent Auditors


To the Members of PW Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Aspen Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 1999, and the related statements of operations and changes in members' capital - net assets for the period from November 22, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Aspen Fund, L.L.C. at December 31, 1999, and the results of its operations and changes in its members' capital - net assets for the period from November 22, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                          /S/ ERNST & YOUNG LLP

New York, New York
February 25, 2000

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (Cost $42,320,031)              $53,455,647
Receivables:
  Investments sold, not settled                                         269,274
  Dividends                                                              25,552
  Interest                                                                9,045
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         53,759,518
--------------------------------------------------------------------------------
LIABILITIES

Payables:
  Investments purchased, not settled                                  3,447,960
  Margin loan                                                         1,630,624
  Management fee                                                         40,242
  Professional fees                                                      35,000
  Interest                                                                5,599
  Miscellaneous                                                          11,229
--------------------------------------------------------------------------------
Total Liabilities                                                     5,170,654
--------------------------------------------------------------------------------
Net Assets                                                          $48,588,864
--------------------------------------------------------------------------------
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                               $37,363,827
Accumulated net investment loss                                        (260,444)
Accumulated net realized gain from investments                          349,865
Accumulated net unrealized appreciation from investments             11,135,616
--------------------------------------------------------------------------------
Members' Capital - Net Assets                                       $48,588,864
--------------------------------------------------------------------------------

    The accompaning motes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
              PERIOD FROM NOVEMBER 22, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend                                                                $26,582
Interest                                                                 37,566
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  64,148
--------------------------------------------------------------------------------
EXPENSES
Management fee                                                           46,849
Professional fees                                                        35,000
Organizational costs                                                    219,432
Administration fee                                                        5,884
Miscellaneous                                                            11,775
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                318,940
Interest expense                                                          5,652
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                          324,592
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (260,444)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                      349,865
Change in net unrealized appreciation from investments               11,135,616
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    11,485,481
--------------------------------------------------------------------------------
INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       $11,225,037
--------------------------------------------------------------------------------

    The accompaning motes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------
              PERIOD FROM NOVEMBER 22, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                   $(260,444)
Net realized gain from investments                                      349,865
Change in net unrealized appreciation from investments               11,135,616
--------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                         11,225,037

--------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                   36,313,827

Proceeds from Manager subscriptions                                   1,050,000
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
     FROM CAPITAL TRANSACTIONS                                       37,363,827
--------------------------------------------------------------------------------
MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                       -
--------------------------------------------------------------------------------
MEMBERS' CAPITAL AT END OF PERIOD                                   $48,588,864
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
        COMMON STOCKS - 109.39%
          AIRLINES - 0.09%
   963      Deutsche Lufthansa AG - Unsponsored ADR                 $    22,296
   282      UAL Corp.*                                                   21,873
                                                                    -----------
                                                                         44,169
                                                                    -----------
          ATHLETIC FOOTWEAR - 0.76%
 7,443      Nike, Inc., Class B                                         368,897
                                                                    -----------
          AUDIO/VIDEO PRODUCTS - 0.38%
 2,622      Gemstar International Group Ltd.*                           186,817
                                                                    -----------
          AUTO-CARS/LIGHT TRUCKS - 0.34%
 2,246      General Motors Corp.                                        163,257
                                                                    -----------
          BROADCASTING SERVICES/PROGRAMMING - 12.62%
67,732      AT&T Corp. - Liberty Media Group, Class A*                3,848,058
33,604      Fox Entertainment Group, Inc., Class A*                     838,017
 3,270      Grupo Televisa S.A. - Sponsored  GDR*                       223,178
25,182      TV Guide, Inc., Class A*                                  1,082,826
 3,615      XM Satellite Radio Holdings, Inc., Class A*                 137,822
                                                                    -----------
                                                                      6,129,901
                                                                    -----------
          BUILDING - RESIDENTIAL/COMMERCIAL - 0.21%
 6,309      Lennar Corp.                                                102,521
                                                                    -----------
          CABLE TV - 14.25%
12,635      Cablevision Systems Corp., Class A*                         953,942
12,018      Comcast Corp., Class A*                                     575,362
49,882      Comcast Corp., Special Class A*                           2,522,184
30,519      Cox Communications, Inc., Class A*                        1,571,728
23,507      USA Networks, Inc.*                                       1,298,762
                                                                    -----------
                                                                      6,921,978
                                                                    -----------
          CASINO HOTELS - 1.11%
 8,051      Mandalay Resort Group*                                      162,026
30,190      Park Place Entertainment Corp.*                             377,375
                                                                    -----------
                                                                        539,401
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                                           PW ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
        COMMON STOCKS- (CONTINUED)
          CELLULAR TELECOMMUNICATIONS - 1.53%
 5,931      Sprint Corp. (PCS Group)*                               $   607,927
 2,781      Vodafone AirTouch PLC - Sponsored ADR                       137,660
                                                                    -----------
                                                                        745,587
                                                                    -----------
          COMMERCIAL SERVICES - 0.14%
 2,491      Cendant Corp.*                                               66,168
                                                                    -----------
          COMPUTER DATA SECURITY - 5.98%
15,228      VeriSign, Inc.*                                           2,907,604
                                                                    -----------
          COMPUTER SOFTWARE - 2.04%
 8,498      Microsoft Corp.*                                            992,141
                                                                    -----------
          COMPUTERS - MEMORY DEVICES - 1.42%
 6,325      EMC Corp.*                                                  691,006
                                                                    -----------
          COMPUTERS - 1.11%
10,573      Dell Computer Corp.*                                        539,223
                                                                    -----------
          DIVERSIFIED OPERATIONS - 1.30%
14,077      Seagram  Co. Ltd.                                           629,946
                                                                    -----------
          E-COMMERCE - 3.15%
 7,598      Amazon.com, Inc.*                                           578,398
   848      CDnow, Inc.*                                                  8,374
 1,557      Drugstore.com, Inc.*                                         56,345
 3,412      eBay, Inc. *                                                427,141
 8,901      Ticketmaster Online - CitySearch, Inc., Class B*            342,137
 7,096      Webvan Group, Inc.*                                         117,084
                                                                    -----------
                                                                      1,529,479
                                                                    -----------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.79%
 4,666      Intel Corp                                                  384,072
                                                                    -----------
          ENTERPRISE SOFTWARE/SERVICE - 5.85%
25,349      Oracle Corp.*                                             2,840,685
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------
        COMMON STOCKS - (CONTINUED)
          ENTERTAINMENT SOFTWARE - 0.60%
 2,590      Electronic Arts, Inc.*                                  $   217,560
 8,292      The 3DO Company*                                             75,407
                                                                    -----------
                                                                        292,967
                                                                    -----------
          FINANCE - INVESTMENT BANKER/BROKER - 1.51%
 7,793      Goldman Sachs Group, Inc.                                   734,007
                                                                    -----------
          GOLD MINING - 0.06%
 2,518      Placer Dome, Inc.                                            27,069
                                                                    -----------
          HOTELS & MOTELS - 0.72%
14,985      Starwood Hotels & Resorts Worldwide, Inc.                   352,147
                                                                    -----------
          INTERNET CONTENT - 2.84%
 6,247      Go.com*                                                     148,366
 4,357      Hollywood.com, Inc.*                                         82,783
 6,109      SportsLine.com, Inc.*                                       306,214
 1,950      Yahoo!, Inc.*                                               843,742
                                                                    -----------
                                                                      1,381,105
                                                                    -----------
          INTERNET SOFTWARE - 2.56%
 9,090      At Home Corp., Series A*                                    389,734
 3,833      Exodus Communications, Inc.*                                340,420
 5,767      Inktomi Corp. *                                             511,821
                                                                    -----------
                                                                      1,241,975
                                                                    -----------
          LEISURE & RECREATION/GAMING - 0.17%
26,531      AMF Bowling, Inc.*                                           82,909
                                                                    -----------
          MACHINERY - GENERAL  INDUSTRY - 0.87%
 1,728      Mannesmann AG - Sponsored ADR                               421,632
                                                                    -----------
          MONEY CENTER BANKS - 1.29%
   474      Bayerische Hypo-Und Ver - Sponsored ADR                      32,211
 6,394      Deutsche Bank AG - Sponsored ADR                            543,490
   946      Dresdner Bank AG - Sponsored ADR                             52,858
                                                                    -----------
                                                                        628,559
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
        COMMON STOCKS - (CONTINUED)
          MULTIMEDIA - 6.46%
19,036      CBS Corp.*                                              $ 1,217,124
17,122      The Walt Disney Co.                                         500,818
 8,556      Time Warner, Inc.                                           618,710
13,235      Viacom Inc., Class B*                                       799,897
                                                                    -----------
                                                                      3,136,549
                                                                    -----------
          MUSIC/CLUBS - 1.02%
13,639      SFX Entertainment, Inc.*                                    493,568
                                                                    -----------
          NETWORKING PRODUCTS - 0.72%
 3,261      Cisco Systems, Inc.*                                        349,335
                                                                    -----------
          RADIO - 1.72%
 3,592      Grupo Radio Centro S.A. - Sponsored ADR*                     30,083
17,658      Infinity Broadcasting Corp., Class A *                      639,008
 1,442      Sirius Satellite Radio Inc.*                                 64,169
 1,354      Westwood One, Inc.*                                         102,904
                                                                    -----------
                                                                        836,164
                                                                    -----------
          REAL ESTATE DEVELOPMENT - 0.43%
11,997      Trizec Hahn Corp.                                           202,449
 1,475      Vornado Operating, Inc. *                                     8,850
                                                                    -----------
                                                                        211,299
                                                                    -----------
          REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - 0.49%
28,743      Host Marriott Corp.                                         237,130
                                                                    -----------
          REAL ESTATE INVESTMENT TRUST - OFFICE PROPERTY - 1.13%
17,577      Boston Properties, Inc.                                     547,084
                                                                    -----------
          REAL ESTATE INVESTMENT TRUST - SHOPPING CENTERS - 1.17%
17,555      Vornado Realty Trust                                        570,538
                                                                    -----------
          RETAIL - APPAREL/SHOES - 1.08%
11,390      The Gap, Inc.                                               523,940
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.
                                                                               8

                                                           PW ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
        COMMON STOCKS - (CONTINUED)
          RETAIL - DRUG STORE - 0.10%
 4,316      Rite Aid Corp.*                                         $    48,016
                                                                    -----------
          RETAIL - RESTAURANTS - 1.39%
16,811      McDonald's Corp.                                            677,702
                                                                    -----------
          SATELLITE TELECOMMUNICATIONS - 3.98%
 2,631      EchoStar Communications Corp., Class A*                     256,523
19,242      Globalstar Telecommunications Ltd.*                         846,648
34,116      Loral Space & Communications Ltd.*                          829,462
                                                                    -----------
                                                                      1,932,633
                                                                    -----------
          TELECOMMUNICATIONS EQUIPMENT - 17.35%
47,868      QUALCOMM, Inc.*, **                                       8,430,752
                                                                    -----------
          TELECOMMUNICATIONS SERVICES - 2.81%
 7,890      NTL, Inc.*                                                  984,278
 7,658      Time Warner Telecom, Inc., Class A*                         382,425
                                                                    -----------
                                                                      1,366,703
                                                                    -----------
          TELEPHONE - INTEGRATED - 4.65%
44,442      AT&T Corp.                                                2,258,231
                                                                    -----------
          TELEVISION - 0.43%
 2,156      Pegasus Communications Corp.*                               210,749
                                                                    -----------
          TRANSPORT - SERVICES - 0.77%
 5,430      United Parcel Service, Inc., Class B                        374,670
                                                                    -----------
        TOTAL COMMON STOCKS (COST $42,120,425)                       53,150,285
                                                                    -----------
NUMBER OF
CONTRACTS
        CALL OPTIONS - 0.62%
          AUDIO/VIDEO PRODUCTS - 0.11%
    21      Gemstar International Group Ltd., 01/22/00, $45.00           54,075
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
NUMBER OF                                                     DECEMBER 31, 1999
CONTRACTS                                                        MARKET VALUE
--------------------------------------------------------------------------------
        CALL OPTIONS - (CONTINUED)
          COMPUTER SOFTWARE - 0.01%
     3      Microsoft Corp., 01/22/00, $95.00                       $     6,787
                                                                    -----------
          DIVERSIFIED OPERATIONS - 0.07%
    33      Seagram  Co. Ltd., 02/19/00, $35.00                          33,825
                                                                    -----------
          ENTERPRISE SOFTWARE/SERVICE - 0.43%
    48      Oracle Corp., 01/22/00, $70.00                              206,400
                                                                    -----------
        TOTAL CALL OPTIONS (COST $186,952)                              301,087
                                                                    -----------
        PUT OPTIONS - 0.01%
          STOCK INDEX - 0.01%
    18      S & P 100, 01/22/00, $710.00                                  4,275
                                                                    -----------
        TOTAL PUT OPTIONS (COST $12,654)                                  4,275
                                                                    -----------
        TOTAL INVESTMENTS (Cost $42,320,031) - 110.02%              $53,455,647
                                                                    -----------
        LIABILITIES IN EXCESS OF OTHER ASSETS - (10.02%)             (4,866,783)
                                                                    -----------
        NET ASSETS - 100.00%                                        $48,588,864
                                                                    ===========

*   Non-income producing security.

** Partially held ($6,956,938) in a pledged account by the custodian as collateral for margin loan payable

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
1. ORGANIZATION

   PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. Operations of the Fund commenced on November 22, 1999.

   The Manager of the Fund is PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at December 31, 1999 was $1,363,385. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of Paine Webber Group Inc. and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC will manage the Fund's investment portfolio on behalf of the Manager under the supervision of PWFA's personnel. MALLC is also registered as an investment advisor under the Investment Advisers Act of 1940.

   The Fund's Manager, to the fullest extent permitted by applicable law, has irrevocably delegated to a group of individuals ("Directors") its rights and powers to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

   Initial and additional subscriptions for interests by eligible investors may be accepted at such times as the Manager may determine and will generally be accepted monthly. The Fund reserves the right to reject any subscription for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2000, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. Member's interests in the Fund can only be transferred or assigned with the approval of the Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

   Cash and cash equivalents are accounted for at cost plus accrued interest.

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Domestic exchange traded securities and NASDAQ listed equity securities will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

   All assets and liabilities initially expressed in foreign currencies will be converted into U.S.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

   A. PORTFOLIO VALUATION (CONTINUED)

   dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

   On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   Foreign-denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

   B. FUND EXPENSES

   The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs and organization costs; and expenses of meetings of Directors and Members.

   C. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets for the month, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to an affiliate of Mark Advisors L.L.C.

   PaineWebber Incorporated ("PWI", a wholly-owned subsidiary of Paine Webber Group Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount.

   The Fund may execute portfolio transactions through PWI. During the period ended December 31, 1999, PWI did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

   The increase (or decrease) in Member's capital derived from operations (net profit) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 1999, because a twelve month period had not lapsed for any individual Member.

   Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. In 1999, those expenses were assumed by PWFA on behalf of the Fund.

   PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, N.A. provides securities clearance functions.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and sales of common stocks for the period ended December 31, 1999, amounted to $44,294,862 and $2,324,696, respectively.

   At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized appreciation on investments was $11,135,616, consisting of $11,668,746 gross unrealized appreciation and $533,130 gross unrealized depreciation.

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period ended December 31, 1999, the Fund's average interest rate paid on borrowings was 6.7% and the average borrowings outstanding were $762,392. The Fund had borrowings outstanding of $1,630,624 at December 31, 1999.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

   Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

   During the period ended December 31, 1999, the Fund did not trade any forward or futures contracts, or sell securities not yet purchased, but did have purchases and sales of options amounting to $414,290 and $236,348, respectively.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                  PERIOD FROM NOVEMBER 22, 1999
                                                 (COMMENCEMENT OF OPERATIONS) TO
                                                        DECEMBER 31, 1999
                                                        -----------------

   Ratio of net investment loss to average net assets        -6.22%*
   Ratio of operating expenses to average net assets          7.75%*
   Ratio of interest expense to average net assets             .14%*
   Portfolio turnover rate                                    5.13%
   Total return                                              23.90%**
   Average debt ratio                                         2.42%


   *  Annualized.

   ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8. SUBSEQUENT EVENTS

   Effective January 1, 2000 the Fund received additional Member capital contributions of approximately $43,970,775. Effective February 1, 2000, the Fund received additional Member capital contributions of approximately $27,306,019.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
9. YEAR 2000 (UNAUDITED)

   PFPC Inc. experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. PFPC Inc. is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. PFPC Inc. will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.